Interim Condensed Consolidated Statements of Cash Flows - MXN ($) $ in Thousands		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Operating activities
Profit before income tax from continuing operations		$ 90,775,292	$ 99,744,595	[1]
Profit before income tax from discontinued operations		0	866,131	[1]
Profit before income tax		90,775,292	100,610,726	[1]
Items not requiring the use of cash:
Depreciation property, plant and equipment and right-of-use assets		101,733,065	105,187,148	[1]
Amortization of intangible and other assets		13,594,019	13,377,403	[1]
Equity interest in net income of associated companies		3,731,486	(48,014)	[1]
(Gain) loss on sale of property, plant and equipment		(5,158,441)	330,915	[1]
Net period cost of labor obligations		12,906,968	11,957,729	[1]
Foreign currency exchange income, net		(20,920,787)	(29,084,682)	[1]
Interest income		(6,644,562)	(3,112,308)	[1]
Interest expense		32,294,735	30,940,340	[1]
Employee profit sharing		3,033,542	2,539,913	[1]
Loss in valuation of derivative financial instruments, capitalized interest expense and other, net	[2]	14,541,481	25,518,357
Gain on net monetary positions		(12,310,470)	(9,930,277)	[1]
Gain on sale of subsidiary		0	(3,587,010)	[1]
Working capital changes:
Subscribers, distributors, recoverable taxes, contract assets and other, net		(23,253,767)	(18,738,127)	[1]
Prepaid expenses		(7,245,160)	(8,011,614)	[1]
Related parties		(295,323)	2,446,683	[1]
Inventories		2,393,247	(9,096,805)	[1]
Other assets		(8,899,335)	(3,197,052)	[1]
Employee benefits		(11,347,115)	(20,691,624)	[1]
Accounts payable and accrued liabilities		7,785,737	(6,348,616)	[1]
Employee profit sharing paid		(3,315,609)	(2,934,290)	[1]
Financial instruments and other		(9,051,611)	(1,444,143)	[1]
Deferred revenues		622,488	5,421,692	[1]
Interest received		3,430,129	2,749,169	[1]
Income taxes paid		(40,667,647)	(39,490,141)	[1]
Cash flows from discontinued operating activities		0	4,006,804	[1]
Net cash flows provided by continuing operating activities		137,732,362	149,372,176	[1]
Investing activities
Purchase of property, plant and equipment		(89,136,571)	(101,368,792)	[1]
Acquisition of intangibles		(11,067,781)	(1,738,197)	[1]
Dividends received		3,884,554	4,682,650	[1]
Proceeds from sale of property, plant and equipment		6,997,431	207,731	[1]
Acquisition of businesses, net of cash acquired		2,543,240	(17,368,908)	[1]
Sale of shares of associated company and dilution of subsidiaries		0	2,829	[1]
Sale of shares		0	4,282,383	[1]
Proceeds from repayment of related party loan		0	46,769,833	[1]
Investments in associated companies		(459,749)	0	[1]
Short-term investments	[3]	(4,273,348)	0
Cash flows from discontinued investing activities		0	(2,164,092)	[1]
Net cash flows used in investing continuing activities		(91,512,224)	(66,694,563)	[1]
Financing activities
Loans obtained		215,954,013	127,348,086	[1]
Repayment of loans		(183,386,854)	(120,911,994)	[1]
Payment of liability related to right-of-use of assets		(29,629,934)	(25,349,068)	[1]
Interest paid		(22,015,178)	(21,332,493)	[1]
Repurchase of shares		(7,688,327)	(20,920,392)	[1]
Dividends paid		(16,274,725)	(29,523,313)	[1]
Acquisition of non-controlling interests		(5,110,764)	(6,076)	[1]
Net cash flows used in financing activities		(48,151,769)	(90,695,250)	[1]
Net decrease in cash and cash equivalents		(1,931,631)	(8,017,637)	[1]
Adjustment to cash flows due to exchange rate fluctuations, net		(3,499,456)	(2,983,425)	[1]
Cash and cash equivalents at beginning of the period		33,700,949	38,679,891	[1]
Cash and cash equivalents at end of the period		28,269,862	27,678,829	[1]
Non-cash transactions related to:
Acquisitions of property, plant and equipment in accounts payable at end period		$ 3,937,648	$ 1,385,988	[1]

[1]	Restated for discontinued operations.
[2]	As of September 30, 2023. Includes Ps. (8,238,393) related to Impairment to accounts receivable — ClaroVTR and Ps. (4,677,782) related to Impairment to investment — ClaroVTR.
[3]	As of September 30, 2023. Includes Ps. 13,762,695 related to the JV’s principal investment, net of cash applied.